Shareholder Report, Average Annual Return (Details) 190593_Baird Short-Term Municipal Bond Fund_Institutional Class Shares_TSR Annual {Institutional Class Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BTMIX
Average Annual Return, Percent	4.71%	1.79%	2.14%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	4.25%	0.80%	2.34%
Bloomberg 1-5 Year Short Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Short Municipal Index
Average Annual Return, Percent	4.11%	1.36%	1.67%